Acquisitions and Other Business Activities (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net sales	$ 503,946	$ 612,138	$ 414,853
Net income (loss)	$ (1,372,835)	$ (119,420)	(26,954)
MakerBot [Member]
Business Acquisition [Line Items]
Net sales			35,603
Net income (loss)			$ (5,306)